Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation, Current		$ 38,000	$ 0
Asset Retirement Obligations, Noncurrent		11,848	31,068
Vessels related to finance leases, at cost, less accumulated amortization		2,148,835	$ 2,219,026
Petrojarl Banff FPSO [Member]
Asset Retirement Obligation		42,900
Asset Retirement Obligation, Current		38,000
Asset Retirement Obligations, Noncurrent		4,900
Asset Retirement Obligation Costs Recoverable		8,700
Petrojarl Foinaven FPSO [Member]
Asset Retirement Obligation		6,800
Proceeds from Lease Payments	$ 67,000
Vessels related to finance leases, at cost, less accumulated amortization		$ 14,800